Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [abstract]
VAT receivables	$ 1,140	$ 1,398
Prepaid expenses and other prepayments	6,233	8,171
Tax and social receivables	1,166	46
Deferred expenses and other current assets	538	50
Total other current assets	$ 9,078	$ 9,665